Document and Entity Information	Jul. 30, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	Akorn Inc
Entity Incorporation, State or Country Code	LA
Entity File Number	001-32360
Entity Tax Identification Number	72-0717400
Entity Address, Address Line One	1925 W. Field Court, Suite 300
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	279-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AKRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000003116